BEA Strategic Global Income Fund, Inc.
153 East 53rd Street
New York, NY 10022

---------------------------------------------

OFFICERS AND DIRECTORS

William W. Priest, Jr.          Gregg M. Diliberto
CHAIRMAN OF THE BOARD           INVESTMENT OFFICER
Prof. Enrique R. Arzac          Suzanne E. Moran
DIRECTOR                        INVESTMENT OFFICER
Lawrence J. Fox                 Hal Liebes
DIRECTOR                        SENIOR VICE PRESIDENT
James S. Pasman, Jr.            Michael A. Pignataro
DIRECTOR                        SECRETARY
Richard J. Lindquist            Paul Roselli
PRESIDENT AND CHIEF INVESTMENT  ASSISTANT TREASURER
OFFICER

--------------------------------------------------------
INVESTMENT ADVISER
BEA Associates
153 East 53rd Street
New York, New York 10022
Phone 1-800-293-1232
--------------------------------------------------------
ADMINISTRATOR
Chase Global Funds Services Co.
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------
CUSTODIAN
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------
SHAREHOLDER SERVICING AGENT
The Chase Manhattan Bank
4 New York Plaza
New York, New York 10004
Phone 1-800-428-8890
--------------------------------------------------------
LEGAL COUNSEL
Willkie Farr & Gallagher
787 Seventh Avenue
New York, New York 10019
--------------------------------------------------------
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------

INCREASE YOUR FUND HOLDINGS THROUGH DIVIDEND
REINVESTMENT AND DIRECT CASH PURCHASES

The Fund offers the opportunity for all shareholders to participate in the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"). Under the Plan, participating shareholders receive, in lieu of cash dividends, common stock of the Fund. In addition, participants in the Plan have the option of making voluntary cash payments of $100 to $1,000 (per investment period), plus any dividends received in cash, to the Plan Agent to purchase Fund shares in the open market. A description of the Plan and additional information concerning terms and conditions, and any applicable charges relating to the Plan is included at the back of this report.

--------------------------------------------------------------------------------

                     BEA Strategic Global Income Fund, Inc.

--------------------------------------------------------------------------------

                              THIRD QUARTER REPORT
                               September 30, 1998

BEA STRATEGIC GLOBAL INCOME FUND, INC.

----------
Dear Shareholders:                                              October 20, 1998

We are pleased to report on the activities of the BEA Strategic Global Income Fund, Inc. ("the Fund") for the quarter ended September 30, 1998 and to discuss our investment strategy.
    At September 30, 1998, the Fund's net asset value ("NAV") was $9.33, compared to an NAV of $10.70 at June 30, 1998. The Fund's total return (based on NAV and assuming reinvestment of dividends of $0.2175 per share) for the period declined 10.80%. For the nine months ended September 30, 1998, the Fund's total return declined 7.08% (based on NAV and assuming reinvestment of dividends of $0.73 per share).
    At September 30, 1998, $52.8 million was invested in high yield debt securities; $2.4 million in investment-grade debt securities; $13.9 million in emerging-market debt securities; $6.2 million in equity securities; and the balance of $2.4 million in cash equivalents. Of the debt securities, the largest concentration (52.5%) was invested in B-rated issues.

THE MARKET: STILL FLYING TO QUALITY
    During the third quarter, global fixed income markets experienced yet another "flight to quality" reaction in which sovereign securities -- notably U.S. Treasury bonds -- became the favored asset. Much of the plunge in bond prices occurred in the month of August alone, when market volatility was such that many debt sectors generated their worst-ever relative returns for a single month.
    It's not surprising that high yield fared worse than investment-grade securities in this kind of environment. As measured by the Salomon Smith Barney High-Yield Market Index, the overall high yield market fell 4.8%. Aggregate investment-grade securities (in the form of the Lehman Brothers Aggregate Bond Index), by contrast, gained 4.2%.
    Emerging markets were struck by the heaviest selling activity among all fixed income sectors. J.P. Morgan's Emerging Markets Bond Index Plus (EMBI+), for example, fell 21.2%, and only one individual market (Bulgaria) generated a positive return. Another measure of the decline was the dramatic widening of the difference, or "spread," between yields of emerging debt securities and those of comparable U.S. Treasury bonds. EMBI+'s spread versus comparable Treasuries doubled to a stunning 13.30 percentage points.
    Developments overseas were most responsible both for the flight to quality and the quarter's high volatility:

- RUSSIA: The deterioration of political and economic conditions in Russia came to a head in mid-August, when the government devalued the crumbling ruble and rescheduled payment of ruble-denominated Treasury securities.
  For investors, this was a major turning point in how they perceive risk and their overall willingness to accept it. The world's bond and stock markets subsequently plunged as investors sought to rid themselves of relatively risky assets.

- JAPAN: An unexpected outcome in July's parliamentary elections forced Prime Minister Hashimoto to resign. The Japanese economy, meanwhile, remained mired in its worst recession since World War II, while government gridlock prevented any real progress toward a solution.

- BRAZIL: Fueled by negative news from Asia and Russia, concern over Brazil's fiscal deficit and overvalued currency prompted foreigners to withdraw an alarmingly high amount of capital from the country. Expectations grew that the International Monetary Fund would provide a financial aid package of some kind. Investors began to contemplate with uneasiness the nation's prospects following the presumed re-election of President Cardoso in October.
    In the U.S., sentiment for a reduction in interest rates that would keep the domestic economy humming and help ease macroeconomic conditions elsewhere rose to a fever pitch. The Federal Reserve cut short-term rates by 25 basis points on September 29th, an amount many considered too low. There also was the news that a prominent hedge fund with major positions in fixed income, Long-Term Capital Management, had racked up huge trading losses and would need to be bailed out by its creditors and shareholders.
    The negative effect of the flight to quality on high yield prices was magnified by two factors. First was the heavy selling by hedge funds like Long-Term Capital, which were forced to liquidate large positions to protect performance as well as to meet margin calls and share redemptions; and brokerage firms, which had to sell to offset losses in emerging market debt and were faced with swelling inventories that they could not maintain. Second was the fact that there were few buyers around, as most portfolio managers chose to simply maintain existing holdings while prices fell.

PERFORMANCE: DAMPENED BY EMERGING MARKETS, SOME
             SECTOR ALLOCATIONS
    The Fund's holdings in emerging market debt had the biggest impact on performance during the third quarter. Although exposure to the emerging sector was relatively modest, the sector's weakness was sufficient to reduce performance significantly below that of the Fund's high yield portion, which accounted for about 75% of total assets at September 30th.

    Within the high yield portion, sector allocations relative to the overall high yield market (as represented by the Salomon Smith Barney index) both helped and hurt quarterly performance:

- On the positive side were our overweight in cable/media, which performed much better than the market; and underweights in energy and finance, both of which were hit hard.

- Our overweighting in telecommunications hurt returns, as telecom issues performed poorly.

- We were also more highly exposed than the market to deferred interest instruments such as zero-coupon bonds, whose prices tend to fluctuate much more like stocks than bonds. Zeros experienced particularly high volatility as stocks sold off and fixed income investors flocked to the least risky securities.

- Our absence from utilities, which was among the best-performing high yield sectors, was an additional negative.

OUTLOOK: CAUTIOUSLY OPTIMISTIC

    HIGH YIELD. Our near-term view of the high yield market is one of caution, as we expect activity to remain volatile through the fourth quarter and into early 1999. Hedge funds and brokers still have substantial positions to sell, and will have to do so during the fourth quarter in order to balance their books by year-end. Investors also continue to grapple with important developments overseas.
    Barring a recession of some degree -- which we consider unlikely -- we're more optimistic about high yield's prospects next year. The key to this thesis is our sense that the Fed will continue to reduce interest rates, perhaps as much as another 50-100 basis points over the next six months or so. [Indeed, the Fed has already done so by unexpectedly cutting rates by 25 basis points on October 15th.] This, in turn, should help to stabilize overall global market conditions and maintain a comfortable level of liquidity, thus setting the stage for most fixed income sectors to thrive. The benefits of further rate cuts should be enough to offset any major potential negatives.
    Our fundamental strategy is unchanged. We continue to favor issues at the higher end of the high yield credit spectrum and are keeping the portfolio most heavily weighted in the cable/media, telecommunications and gaming sectors, as their positive industry and company fundamentals are intact. We also are avoiding meaningful exposure to cyclical industries and those most vulnerable to the severe economic problems in Asia. Should appropriate opportunities arise, we will probably add to our holdings in cable/media and BB-rated bonds more generally.

    INTERNATIONAL. We remain cautious on emerging markets in the near term, given overall market volatility and a relatively low level of liquidity. Global factors will continue to drive trading activity. Adding to our caution is the likelihood that, as is the case with high yield, many hedge funds and brokers will seek to reduce their emerging debt inventories by the end of the year. We are hopeful that the important elections in Brazil and Venezuela during the fourth quarter will enable us to gain a clearer view of market direction heading into 1999.
    The Fund's emerging markets exposure remains conservatively positioned, in more liquid assets. This should enable us to take greater advantage of market conditions where appropriate. We continue to focus on higher-quality sovereign credits like Poland, Morocco, Colombia, Panama and Mexico, as well as on countries with relatively lower external financing needs. In our view, there are limited opportunities in local-currency instruments at present due to their higher volatility and the need for higher interest rates as a means of defending weak currencies.
    As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.
    We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to BEA Associates at (800) 293-1232. All other inquiries regarding account information or requests for a prospectus or other reports should be directed to the Fund's Shareholder Servicing Agent at (800) 428-8890.

Sincerely yours,

/s/ Richard J. Lindquist
Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT OFFICER*

/s/ William W. Priest, Jr.
William W. Priest, Jr.
CHAIRMAN OF THE BOARD*

    * Richard J. Lindquist, who is a member of the Executive Committee and is an Executive Director of BEA Associates, is primarily responsible for management of the Fund's assets. He has served in such capacity since November 21, 1996. Prior to that date, he served as Vice President to the Fund, a position he assumed on August 15, 1989. Mr. Lindquist joined BEA Associates on May 1, 1995 as a result of BEA's acquisition of CS First Boston Investment Management Corporation ("CSFBIM"). Prior to joining BEA Associates and beginning in July, 1989, he held various offices at CSFBIM. Mr. Lindquist is also President and Chief Investment Officer of BEA Income Fund, Inc.

    * William W. Priest, Jr., who is Chairman of the Executive Committee and holds the offices of Executive Director and Chief Executive of BEA Associates, joined BEA Associates in 1972. Mr. Priest is Director and President of The Indonesia Fund, Inc. and Director and Chairman of the Board of BEA Income Fund, Inc.; The Brazilian Equity Fund, Inc.; The Chile Fund, Inc.; The Emerging Markets Infrastructure Fund, Inc.; The Emerging Markets Telecommunications Fund, Inc.; The First Israel Fund, Inc.; The Latin America Equity Fund, Inc.; The Latin America Investment Fund, Inc.; and The Portugal Fund, Inc.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
---------

SEPTEMBER 30, 1998

                                                                           Face
                                                            Moody's       Amount
                                                            Ratings        (000)        Value
--------------------------------------------------------------------------------------------
-----------------
DOMESTIC SECURITIES (80.8%)
--------------------------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (66.9%)
--------------------------------------------------------------------------------------------
-----------------
AUTOMOTIVE (1.7%)
          Cambridge Industries, Inc.
           Series B, Gtd. Sr. Sub. Notes
           10.25%, 7/15/07                                     B3        $     250   $   250,625
          Collins & Aikman
           Products Corp.
           Gtd. Sr. Notes
           11.50%, 4/15/06                                     B3              250       262,500
          Consorcio G Grupo Dina S.A./ MCII Holdings
           (U.S.A.), Inc.
           Sr. Secured Discount Notes
           Zero Coupon, 11/15/02                              N/R              400       378,000
          Delco Remy International, Inc.
           Gtd. Sr. Sub. Notes
           10.625%, 8/1/06                                     B2              250       254,375
          Oxford Automotive, Inc.
           Gtd. Sr. Sub. Notes
           10.125%, 6/15/07                                  Caa1              250       229,375
                                                                                     -----------
                GROUP TOTAL                                                            1,374,875
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (5.6%)
      (7) Acme Television, L.L.C./ACME Financial Corp.
           Gtd. Sr. Discount Notes
           0.00%, 9/30/04                                      B3              500       386,875
      (7) Australis Holdings Pty. Ltd.
           Yankee Sr. Secured
           Discount Notes
           0.00%, 11/1/02                                     N/R              650        32,500
      (7) Australis Media Ltd.
           0.00%, 5/15/03                                       C              729        10,647
          Capstar Broadcasting Partners, Inc.
           Sr. Discount Notes:
      (7)  0.00%, 2/1/09                                      N/R              500       369,375
           9.25%, 7/1/07                                       B2              200       204,000
          Digital Television Services, Inc./
           DTS Capital, Inc.
           Series B, Gtd. Sr. Sub. Notes
           12.50%, 8/1/07                                      B3              250       270,625
      (7) EchoStar Communications Corp.
           Gtd. Sr. Discount Notes
           0.00%, 6/1/04                                       B2              300       291,750
          Fox/Liberty Networks L.L.C.
           Sr. Notes
           8.875%, 8/15/07                                     B1              250       245,000
          Pegasus Media & Communications, Inc.
           Series B, Notes
           12.50%, 7/1/05                                      B2              250       270,625
          Sinclair Broadcast Group, Inc.:
           Gtd. Sr. Sub. Notes
           8.75%, 12/15/07                                     B2              250       245,000
           Sr. Sub. Notes
           10.00%, 9/30/05                                     B2              300       313,500
          Spanish Broadcasting System, Inc.
           Sr. Notes
           12.50%, 6/15/02                                     B3              250       272,500

                                                                           Face
                                                            Moody's       Amount
                                                            Ratings        (000)        Value
--------------------------------------------------------------------------------------------
-----------------
      (7) United International
           Holdings, Inc.,
           Series B, Sr. Discount Notes
           0.00%, 2/15/08                                      B3        $     500   $   238,750
          Univision Network Holding L.P.
           Sub. Notes
           Zero Coupon, 12/17/02                              N/R              573       653,305
          Young Broadcasting, Inc.
           Series B, Gtd. Sr. Discount Notes:
           8.75%, 6/15/07                                      B2              450       436,500
           9.00%, 1/15/06                                      B2              200       197,000
                                                                                     -----------
                GROUP TOTAL                                                            4,437,952
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
BUSINESS SERVICES & EQUIPMENT (0.6%)
          General Binding Corp.
           Gtd. Sr. Sub. Notes
           9.375%, 6/1/08                                      B2              250       245,938
      (3) Iron Mountain Inc.
           Sr. Sub. Notes
           8.75%, 9/30/09                                      B3              250       245,000
                                                                                     -----------
                GROUP TOTAL                                                              490,938
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
CABLE (7.3%)
          Adelphia Communications Corp.
           Series B, Sr. Notes
           8.375%, 2/1/08                                      B2              200       203,000
          CSC Holdings, Inc.
           Sr. Sub. Notes
           9.875%, 2/15/13                                     B1              250       276,875
          Century Communications Corp.
           Sr. Notes
           8.75%, 10/1/07                                     Ba3              250       264,375
          Charter Communications Southeast L.P.
           Series B, Sr. Notes
           11.25%, 3/15/06                                     B3              250       272,500
          Comcast Corp.
           Sr. Sub. Notes
           9.125%, 10/15/06                                   Ba3              250       265,000
      (7) Comcast UK Cable
           Partners Ltd.
           Yankee Sr. Debentures
           0.00%, 11/15/07                                     B2              500       405,000
   (3)(7) DIVA Systems Corp.
           Units
           0.00%, 3/1/08                                      N/R              810       275,400
      (7) Diamond Cable Communications plc
           Yankee Discount Notes
           0.00%, 12/15/05                                   Caa1              300       240,750
      (7) Falcon Holdings Group L.P./ Falcon Funding
           Corp.
           Series B, Sr. Discount Debentures
           0.00%, 4/15/10                                      B2              500       339,375
          Helicon Group L.P.
           Series B, Sr. Secured Notes
           11.00%, 11/1/03                                     B1              200       210,500

                                                                           Face
                                                            Moody's       Amount
                                                            Ratings        (000)        Value
--------------------------------------------------------------------------------------------
-----------------
          InterMedia Capital Partners IV
           L.P./InterMedia Partners IV Capital Corp.
           Sr. Notes
           11.25%, 8/1/06                                      B2        $     250   $   270,313
          James Cable Partners L.P./ James Cable
           Finance Corp.
           Series B, Gtd. Sr. Notes
           10.75%, 8/15/04                                     B2              100       105,000
          Lenfest Communications, Inc.
           Sr. Sub. Notes
           10.50%, 6/15/06                                     B2              350       397,250
      (7) Marcus Cable Co., L.P./Marcus Cable Capital
           Corp. III
           Sr. Discount Notes
           0.00%, 12/15/05                                     B3              350       327,688
          NTL, Inc.:
      (7)  Series B, Sr. Deferred Coupon Notes
           0.00%, 2/1/06                                       B3              500       407,500
           Series B, Sr. Notes
           10.00%, 2/15/07                                     B3              250       252,500
          OpTel Inc.:
      (3)  Sr. Notes
           11.50%, 7/1/08                                      B3              500       501,875
           Series B, Sr. Notes
           13.00%, 2/15/05                                     B3              250       250,937
          Rifkin Acquisitions
           Partners L.P.
           Sr. Sub. Notes
           11.125%, 1/15/06                                    B3              250       267,500
      (7) Telewest Communications plc
           Yankee Sr. Sub. Discount Debentures
           0.00%, 10/1/07                                      B1              250       205,625
                                                                                     -----------
                GROUP TOTAL                                                            5,738,963
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
CHEMICALS (1.7%)
          Applied Extrusion Technologies, Inc.
           Series B, Sr. Notes
           11.50%, 4/1/02                                      B2              250       264,063
          Huntsman Polymers Corp.
           Sr. Notes
           11.75%, 12/1/04                                     B1              400       438,500
          NL Industries Inc.:
           Sr. Secured Notes
           11.75%, 10/15/03                                    B1              150       162,000
      (7)  Sr. Secured Discount Debentures
           0.00%, 10/15/05                                     B2              250       261,250
          Texas Petrochemicals Corp.
           Series B, Sr. Sub. Notes
           11.125%, 7/1/06                                     B3              200       188,250
                                                                                     -----------
                GROUP TOTAL                                                            1,314,063
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
CONSTRUCTION & BUILDING MATERIALS (0.8%)
          American Architectural Products Corp.
           Gtd. Sr. Notes
           11.75%, 12/1/07                                   Caa1              250       233,125
      (3) Brand Scaffold Services, Inc.
           Sr. Notes
           10.25%, 2/15/08                                     B3              150       148,500
                                                                           Face
                                                            Moody's       Amount
                                                            Ratings        (000)        Value
--------------------------------------------------------------------------------------------
-----------------
          Presley Companies
           Sr. Notes
           12.50%, 7/1/01                                    Caa3        $     250   $   222,500
                                                                                     -----------
                GROUP TOTAL                                                              604,125
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (2.7%)
      (7) Coinstar Inc.
           Sr. Discount Notes
           0.00%, 10/1/06                                     N/R              350       283,500
          Holmes Products Corp.
           Series B, Gtd. Sr. Sub. Notes
           9.875%, 11/15/07                                    B3              200       184,250
          Jordan Industries, Inc.
           Series B, Sr. Notes
           10.375%, 8/1/07                                     B3              225       216,563
          Playtex Products, Inc.
           Series B, Gtd. Sr. Notes
           8.875%, 7/15/04                                     B1              200       202,500
          Revlon Consumer Products Corp.
           Series B, Sr. Sub. Notes
           8.625%, 2/1/08                                      B3              250       245,625
          Revlon Worldwide (Parent) Corp.
           Series B, Sr. Secured Discount Notes
           Zero Coupon, 3/15/01                                B3              300       230,250
          Signature Brands USA, Inc.
           Gtd. Sr. Sub. Notes
           13.00%, 8/15/02                                     B3              500       556,874
      (2) Town & Country Corp.
           Sr. Sub. Notes
           13.00%, 5/31/98                                    N/R              616       244,887
                                                                                     -----------
                GROUP TOTAL                                                            2,164,449
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
ELECTRONICS (1.3%)
          Details, Inc.
           Series B. Sr. Sub Notes
           10.00%, 11/15/05                                   N/R              250       242,188
          Unisys Corp.
           Sr. Notes
           11.75%, 10/15/04                                   Ba3              100       112,500
          Verio, Inc.
           Sr. Notes
           13.50%, 6/15/04                                     B3              400       439,000
          Viasystems, Inc.
           Sr. Sub. Notes
           9.75%, 6/1/07                                       B3              250       213,125
                                                                                     -----------
                GROUP TOTAL                                                            1,006,813
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
ENERGY (3.4%)
          Belden & Blake Energy Co.
           Series B, Gtd. Sr. Sub. Notes
           9.875%, 6/15/07                                    N/R              200       166,500
          Bellwether Exploration Co.
           Gtd. Sr. Sub. Notes
           10.875%, 4/1/07                                     B3              250       238,125
          Canadian Forest Oil Ltd.
           Yankee Gtd. Sr. Sub. Notes
           8.75%, 9/15/07                                      B2              250       226,875
          Cliffs Drilling Co.
           Series D, Gtd. Sr. Notes
           10.25%, 5/15/03                                     B1              250       264,688

                                                                           Face
                                                            Moody's       Amount
                                                            Ratings        (000)        Value
--------------------------------------------------------------------------------------------
-----------------
      (3) Continental Resources, Inc.
           Gtd. Sr. Sub. Notes
           10.25%, 8/1/08                                      B3        $     150   $   125,625
          Dawson Production Services, Inc.
           Sr. Notes
           9.375%, 2/1/07                                      B1              450       444,375
          Dual Drilling Co.
           Gtd. Sr. Sub. Notes
           9.875%, 1/15/04                                   Baa3              250       265,000
          Energy Corp. of America
           Series A, Sr. Sub. Notes
           9.50%, 5/15/07                                      B2              250       237,188
          H.S. Resources, Inc.
           Gtd. Sr. Sub. Notes
           9.25%, 11/15/06                                     B2              250       232,500
          Southwest Royalties, Inc.
           Series B, Gtd. Sr. Notes
           10.50%, 10/15/04                                  Caa2              250       136,875
          TransAmerican Energy Corp.
           Series B, Sr. Secured Notes
           11.50%, 6/15/02                                   Caa2              200       119,750
          Wiser Oil Co.
           Gtd. Sr. Sub. Notes
           9.50%, 5/15/07                                      B3              250       195,624
                                                                                     -----------
                GROUP TOTAL                                                            2,653,125
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
ENTERTAINMENT (3.2%)
          American Skiing Co.
           Series B, Sr. Sub. Notes
           12.00%, 7/15/06                                     B3              200       204,500
          Bally Total Fitness
           Holding Corp.
           Series B, Sr. Sub. Notes
           9.875%, 10/15/07                                    B3              250       233,750
          Booth Creek Ski Holdings, Inc.
           Series B, Gtd. Sr. Sub. Notes
           12.50%, 3/15/07                                   Caa1              250       246,875
          Cinemark U.S.A., Inc.
           Series D, Sr. Sub. Notes
           9.625%, 8/1/08                                     N/R              200       204,500
          Genmar Holdings, Inc.
           Series A, Sr. Sub. Notes
           13.50%, 7/15/01                                   Caa2              500       500,000
      (7) IHF Holdings, Inc.
           Series B, Sr. Sec. Discount Notes
           0.00%, 11/15/04                                   Caa2              300        59,625
      (3) Production Resource Group, L.L.C./PRG Finance
           Group
           Gtd. Sr. Sub. Notes
           11.50%, 1/15/08                                   Caa2              250       237,188
          PTI Holding, Inc.
           Sub. Notes
           Zero Coupon, 12/17/02                              N/R              507       577,883
      (3) Premier Cruises, Ltd.
           Gtd. Sr. Notes
           11.00%, 3/15/08                                   Caa2              250       149,375
      (3) Regal Cinemas Inc.
           Sr. Sub. Notes
           9.50%, 6/1/08                                       B3              100       101,000
                                                                                     -----------
                GROUP TOTAL                                                            2,514,696
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
                                                                           Face
                                                            Moody's       Amount
                                                            Ratings        (000)        Value
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.2%)
      (2) Westfed Holdings
           Sr. Debentures
           15.50%, 9/15/99                                    N/R        $     250   $   190,000
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (0.8%)
          AmeriServ Food Distribution, Inc.
           Gtd. Sr. Notes
           8.875%, 10/15/06                                    B1              250       227,188
          Archibald Candy Corp.
           Gtd. Sr. Secured Notes
           10.25%, 7/1/04                                      B2              250       255,625
          Fleming Companies, Inc.
           Series B, Gtd. Sr. Sub. Notes
           10.50%, 12/1/04                                     B3              200       191,500
                                                                                     -----------
                GROUP TOTAL                                                              674,313
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
HEALTH CARE (0.8%)
      (3) ICN Pharmaceuticals, Inc.
           Sr. Notes
           8.75%, 11/15/08                                    Ba3              250       247,500
      (3) Insight Health Services Corp.
           Gtd. Sr. Sub. Notes
           9.625%, 6/15/08                                     B3              200       192,000
          Integrated Health Services, Inc.
           Sr. Sub. Notes
           9.25%, 1/15/08                                      B2              250       238,750
                                                                                     -----------
                GROUP TOTAL                                                              678,250
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (3.1%)
          Atlantis Group, Inc.
           Sr. Notes
           11.00%, 2/15/03                                     B2              250       255,000
          Golden Ocean Group, Ltd.
           Gtd. Sr. Notes
           10.00%, 8/31/01                                     B3              513       256,500
          Haynes International, Inc.
           Sr. Notes
           11.625%, 9/1/04                                     B3              250       277,812
          MVE, Inc.
           Sr. Secured Debentures
           12.50%, 2/15/02                                     B3              440       440,550
          Park-Ohio Industries, Inc.
           Sr. Sub. Notes
           9.25%, 12/1/07                                      B2              200       200,000
          SRI Receivables Purchase Co., Inc.
           Series B, Notes
           12.50%, 12/15/00                                   N/R              500       500,000
          Specialty Equipment Companies, Inc.
           Sr. Sub. Notes
           11.375%, 12/1/03                                    B3              450       475,875
                                                                                     -----------
                GROUP TOTAL                                                            2,405,737
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
METALS & MINING (2.4%)
          Algoma Steel, Inc.
           Yankee First Mortgage Notes
           12.375%, 7/15/05                                    B1              250       187,500
          Gulf States Steel, Inc.
           First Mortgage Notes
           13.50%, 4/15/03                                     B3              250       161,875

                                                                           Face
                                                            Moody's       Amount
                                                            Ratings        (000)        Value
--------------------------------------------------------------------------------------------
-----------------
          Metallurg, Inc.
           Series B, Gtd. Sr. Notes
           11.00%, 12/1/07                                     B3        $     250   $   255,938
          NS Group, Inc.
           Gtd. Sr. Secured Debentures
           13.50%, 7/15/03                                    Ba2              150       162,375
          Republic Engineered Steel, Inc.
           First Mortgage Bonds
           9.875%, 12/15/01                                  Caa1              250       245,000
          Sheffield Steel Corp.
           Series B, First Mortgage Bonds
           11.50%, 12/1/05                                    N/R              250       209,375
          WCI Steel, Inc.
           Series B, Sr. Secured Notes
           10.00%, 12/1/04                                     B2              250       239,375
          Weirton Steel Corp.
           Sr. Notes
           11.375%, 7/1/04                                     B2              200       180,000
          Wheeling-Pittsburgh Corp.
           Sr. Notes
           9.25%, 11/15/07                                     B2              250       231,250
                                                                                     -----------
                GROUP TOTAL                                                            1,872,688
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
PACKAGING/CONTAINERS (2.7%)
          AEP Industries, Inc.
           Sr. Sub. Notes
           9.875%, 11/15/07                                    B2              400       387,000
          BWAY Corp.
           Series B, Gtd. Sr. Sub. Notes
           10.25%, 4/15/07                                     B2              150       158,063
          Container Corp. of America
           Gtd. Sr. Notes
           9.75%, 4/1/03                                       B1              250       247,500
      (7) Crown Packaging Enterprises Ltd.
           Yankee Sr. Secured Discount Notes
           0.00%, 8/1/06                                      Ca1              925        10,406
          Gaylord Container Corp.
           Series B, Sr. Notes
           9.75%, 6/15/07                                    Caa1              250       204,375
          Plastic Containers, Inc.
           Series B, Sr. Secured Notes
           10.00%, 12/15/06                                    B1              250       257,500
          Radnor Holdings, Inc.
           Series B, Gtd. Sr. Notes
           10.00%, 12/1/03                                     B2              400       397,000
          Riverwood International Corp.
           Gtd. Sr. Sub. Notes
           10.875%, 4/1/08                                   Caa1              250       205,625
          Stone Container Finance Co.
           Yankee Gtd. Sr. Notes
           11.50%, 8/15/06                                     B2              250       262,500
                                                                                     -----------
                GROUP TOTAL                                                            2,129,969
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (1.3%)
          Ainsworth Lumber Co. Ltd.
           Yankee Sr. Secured Notes
           12.50%, 7/15/07                                     B3              250       249,375
          Crown Paper Co.
           Sr. Sub. Notes
           11.00%, 9/1/05                                      B3              100        73,750
          Mail-Well Corp.
           Sr. Sub. Notes
           10.50%, 2/15/04                                     B2              500       517,500
                                                                           Face
                                                            Moody's       Amount
                                                            Ratings        (000)        Value
--------------------------------------------------------------------------------------------
-----------------
          Malette, Inc.
           Yankee Sr. Secured Debentures
           12.25%, 7/15/04                                    Ba3        $     150   $   163,125
                                                                                     -----------
                GROUP TOTAL                                                            1,003,750
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (2.1%)
          Ampex Corp.
           Series B, Sr. Notes
           12.00%, 3/15/03                                    N/R              250       250,000
      (7) InterAct Systems, Inc.
           Sr. Discount Notes
           0.00%, 8/1/03                                      N/R              400       155,500
          Level 3 Communications, Inc.
           Sr. Notes
           9.125%, 5/1/08                                      B3              275       259,188
      (7) Liberty Group Publishing, Inc.
           Sr. Discount Debentures
           0.00%, 2/1/09                                     Caa1              300       167,625
      (4) Mentus Media Corp.
           Series B, Sr. Secured PIK Notes
           12.00%, 2/1/03                                     N/R              369       369,000
          T/SF Communications Corp.,
           Series B Gtd. Sr. Sub. Notes
           10.375%, 11/1/07                                    B3              200       197,000
      (3) Tri-State Outdoor Media Group, Inc.
           Sr. Notes
           11.00%, 5/15/08                                    N/R              300       288,750
                                                                                     -----------
                GROUP TOTAL                                                            1,687,063
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (4.9%)
          American Restaurant Group, Inc.
           Series B, Gtd. Sr. Secured Notes
           11.50%, 2/15/03                                     B3              250       242,188
          Casino America, Inc.
           Gtd. Sr. Notes
           12.50%, 8/1/03                                      B1              250       270,625
          Casino Magic of
           Louisiana Corp.
           Series B, Gtd. First Mortgage Notes
           13.00%, 8/15/03                                     B3              500       548,750
          Colorado Gaming & Entertainment, Co.
           Gtd. Sr. Secured Notes
           12.00%, 6/1/03                                     N/R              443       468,582
          Friendly Ice Cream Corp.
           Gtd. Sr. Notes
           10.50%, 12/1/07                                     B1              250       221,875
          HMH Properties, Inc.
           Series B, Gtd. Sr. Notes
           7.875%, 8/1/08                                     Ba2              250       246,875
          Hollywood Park, Inc.
           Series B, Gtd. Sr. Sub. Notes
           9.50%, 8/1/07                                       B2              200       190,000
          Horseshoe Gaming L.L.C.:
           Series B, Sr. Sub. Notes
           9.375%, 6/15/07                                     B3              300       288,750
           Series B, Gtd. Sr. Notes
           12.75%, 9/30/00                                     B1              375       403,125

                                                                           Face
                                                            Moody's       Amount
                                                            Ratings        (000)        Value
--------------------------------------------------------------------------------------------
-----------------
          Mohegan Tribal Gaming Authority
           Series B, Sr. Secured Notes
           13.50%, 11/15/02                                   Ba1        $     200   $   257,750
          Prime Hospitality Corp.
           Secured First Mortgage Notes
           9.25%, 1/15/06                                     Ba2              250       245,000
      (3) Romacorp, Inc.
           Gtd. Sr. Notes
           12.00%, 7/1/06                                      B3              250       246,250
          Waterford Gaming L.L.C./ Waterford Gaming
           Finance Corp.
           Sr. Notes
           12.75%, 11/15/03                                   N/R              189       204,592
                                                                                     -----------
                GROUP TOTAL                                                            3,834,362
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
RETAIL (2.7%)
   (3)(7) Advance Holding Corp.
           Sr. Discount Debentures
           0.00%, 4/15/09                                    Caa2              350       202,563
      (3) Advance Stores Co.
           Gtd. Sr. Sub. Notes
           10.25%, 4/15/08                                   Caa1              150       146,625
      (3) County Seat Stores, Inc.
           Units
           12.75%, 11/1/04                                    N/R              250       247,500
          Dairy Mart Convenience Stores, Inc.
           Sr. Sub. Notes
           10.25%, 3/15/04                                     B3              251       232,175
          Jitney-Jungle Stores of America, Inc.:
           Gtd. Sr. Notes
           12.00%, 3/1/06                                      B2              250       275,000
           Gtd. Sr. Sub. Notes
           10.375%, 9/15/07                                   N/R              250       253,125
          K Mart Corp.
           Debentures
           7.75%, 10/1/12                                     Ba2              200       192,000
   (3)(7) Mrs. Fields' Holding Co.
           Units
           0.00%, 12/1/05                                    Caa2              500       278,750
          Pantry, Inc.
           Gtd. Sr. Sub. Notes
           10.25%, 10/15/07                                    B3              200       194,000
          Pathmark Stores, Inc.
           Sr. Sub. Notes
           9.625%, 5/1/03                                    Caa1              100        96,750
                                                                                     -----------
                GROUP TOTAL                                                            2,118,488
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (15.2%)
          Advanced Radio Telecommunications Corp.
           Sr. Notes
           14.00%, 2/15/07                                   Caa2              250       194,375
          Bell Technology Group
           Units
           13.00%, 5/1/05                                     N/R              250       212,188
          Concentric Network Corp.
           Sr. Notes
           12.75%, 12/15/07                                   N/R              250       230,625
      (3) Convergent Communications Inc.
           Units
           13.00%, 4/1/08                                     N/R              250       237,500
                                                                           Face
                                                            Moody's       Amount
                                                            Ratings        (000)        Value
--------------------------------------------------------------------------------------------
-----------------
   (3)(7) DTI Holdings, Inc.
           Units
           0.00%, 3/1/08                                      N/R        $     300   $   117,375
   (3)(7) Dolphin Telecom plc
           Sr. Discount Notes
           0.00%, 6/1/08                                     Caa1              250       122,188
      (7) E. Spire Communications, Inc.:
           Sr. Discount Notes.
           0.00%, 11/1/05                                     N/R              750       602,813
      (3)  0.00%, 7/1/08                                      N/R              400       205,500
      (3) Exodus Communications, Inc.
           Sr. Notes
           11.25%, 7/1/08                                     N/R               50        45,063
      (7) Echostar Satellite Broadcasting Corp.
           Sr. Secured Discount Notes
           0.00%, 3/15/04                                      B3              150       132,563
   (3)(7) Focal Communications Corp.
           Sr. Discount Notes
           0.00%, 2/15/08                                     N/R              200        97,750
      (7) GST USA, Inc.
           Gtd. Sr. Exchange Discount Notes
           0.00%, 12/15/05                                    N/R              600       444,750
      (3) Global Crossing Holdings Ltd.
           Gtd. Sr. Notes
           9.625%, 5/15/08                                    N/R              250       245,000
          Globalstar, L.P./Globalstar Capital Corp.
           Sr. Notes
           10.75%, 11/1/04                                   Caa1              300       191,250
      (7) ICG Holdings, Inc.:
           Gtd. Sr. Discount Notes
           0.00%, 9/15/05                                     N/R              350       273,000
           Gtd. Sr. Exchange Discount Notes
           0.00%, 3/15/07                                     N/R              750       498,750
      (7) ICG Services, Inc.
           Sr. Discount Notes
           0.00%, 5/1/08                                      N/R              250       125,313
          ICO Global Communications (Holdings) Ltd.
           Units
           15.00%, 8/1/05                                     N/R              250       198,750
          Intermedia Communications, Inc.:
           Series B, Sr. Notes
           8.875%, 11/1/07                                     B2              150       151,875
      (7)  Series B, Sr. Discount Notes
           0.00%, 7/15/07                                      B2              300       215,625
          Iridium Operating L.L.C./ Iridium Capital
           Corp.
           Series C/EN, Gtd. Sr. Notes
           11.25%, 7/15/05                                     B3              250       200,625
          Jacor Communications, Inc.
           Gtd. Sr. Sub. Notes
           8.00%, 2/15/10                                      B2              250       250,000
      (7) Jordan Telecommunications Products, Inc.
           Series B, Sr. Discount Notes
           0.00%, 8/1/07                                      N/R              250       182,188
      (3) Long Distance International, Inc.
           Units
           12.25%, 4/15/08                                    N/R              500       502,500
   (3)(7) McCaw International Ltd.
           Sr. Discount Notes
           0.00%, 4/15/07                                    Caa1              500       249,375

                                                                           Face
                                                            Moody's       Amount
                                                            Ratings        (000)        Value
--------------------------------------------------------------------------------------------
-----------------
          McLeod USA, Inc.:
      (7)  Sr. Discount Notes
           9.25%, 7/15/07                                      B2        $     200   $   205,500
           Sr. Notes
           0.00%, 3/1/07                                       B2              100        72,875
   (3)(7) MetroNet Communications Corp.:
           Yankee Sr. Discount Notes
           0.00%, 6/15/08                                      B3              250       147,813
          0.00%, 11/1/07                                       B3              350       210,000
   (3)(7) Nextel Communications, Inc.
           Sr. Discount Notes
           0.00%, 2/15/08                                      B2              900       542,250
          NEXTLINK Communications, Inc.
           Sr. Notes
           12.50%, 4/15/06                                     B3              100       108,000
          Orion Network Systems, Inc.
           Gtd. Sr. Notes
           11.25%, 1/15/07                                     B2              250       272,188
      (7) Pinnacle Holdings, Inc.
           Sr. Discount Notes
           0.00%, 3/15/08                                     N/R              100        53,000
      (4) Price Communications Cellular Holdings, Inc.
           Sr. Exchangeable PIK Notes
           11.25%, 8/15/08                                   Caa1              200       202,000
      (7) Pagemart Nationwide, Inc.
           Sr. Discount Notes
           0.00%, 2/1/05                                       B3              750       675,000
          Petersburg Long Distance, Inc.:
   (3)(7)  Units
           0.00%, 6/1/04                                      N/R              560       470,400
      (3)  Conv. Sr. Sub. Notes
           9.00%, 6/1/06                                      N/R               80        21,400
      (7) Qwest Communications International, Inc.
           Sr. Discount Notes
           0.00%, 10/15/07                                    Ba1              250       191,563
      (7) RCN Corp.
           Series B, Sr. Discount Notes
           0.00%, 2/15/08                                      B3              300       155,625
          RSL Communications plc
           Gtd. Sr. Notes
           9.125%, 3/1/08                                      B3              250       215,000
   (3)(7) Rhythms Netconnections
           Units
           0.00%, 5/15/08                                     N/R              500       225,000
          Sprint Spectrum L.P./Sprint Spectrum Finance
           Corp.
           Sr. Notes
           11.00%, 8/15/06                                    Ba2              450       506,250
          Star Choice Communications, Inc.
           Yankee Sr. Notes.
           13.00%, 12/15/05                                    B3              200       186,000
      (3) Startec Global Communications Corp.
           Units
           12.00%, 5/15/08                                    N/R              350       336,000
          TCI Satellite Entertainment, Inc.:
      (7)  Sr. Sub. Discount Notes
           0.00%, 2/15/07                                    Caa1              150        91,313
           Sr. Sub. Notes
           10.875%, 2/15/07                                  Caa1              300       275,250
                                                                           Face
                                                            Moody's       Amount
                                                            Ratings        (000)        Value
--------------------------------------------------------------------------------------------
-----------------
          Talton Holdings, Inc.
           Series B, Gtd. Sr. Notes
           11.00%, 6/30/07                                     B2        $     250   $   250,000
      (7) USN Communications, Inc.
           Series B, Sr. Discount Notes
           0.00%, 8/15/04                                    Caa1              205       133,250
          Western Wireless Corp.
           Sr. Sub. Notes
           10.50%, 2/1/07                                      B3              250       252,181
      (7) WinStar Communications, Inc.
           Sr. Discount Notes
           0.00%, 10/15/05                                   Caa1              400       263,500
                                                                                     -----------
                GROUP TOTAL                                                           11,988,299
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
TEXTILES/APPAREL (0.3%)
          Maxim Group, Inc.
           Series B, Gtd. Sr. Sub. Notes
           9.25%, 10/15/07                                     B2              250       251,563
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
TRANSPORTATION (1.8%)
          AirTran Airlines, Inc.
           Series B, Gtd. Sr. Secured Notes
           10.50%, 4/15/01                                     B2              500       497,500
          Canadian Airlines Corp.
           Yankee Sr. Notes
           12.25%, 8/1/06                                    Caa2              300       286,125
      (3) Cenargo International plc
           First Priority Ship Mortgage Notes
           9.75%, 6/15/08                                     Ba3              100       102,875
          Ermis Maritime Holdings, Ltd.
           Units
           12.50%, 3/15/06                                     B3              275       266,750
          Trans World Airlines, Inc.
           Sr. Notes
           11.375%, 3/1/06                                   Caa1              250       242,188
                                                                                     -----------
                GROUP TOTAL                                                            1,395,438
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
WASTE MANAGEMENT (0.3%)
          Allied Waste North America, Inc.
           Gtd. Sr. Sub. Notes
           10.25%, 12/1/06                                     B2              250       272,809
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $55,790,664)                                                                  52,802,728
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.9%)
--------------------------------------------------------------------------------------------
-----------------
          Asset Securitization Corp.
           Series 1996-MD6, Class A6
           7.106%, 11/13/26                                  Baa2              230       248,736
          Drexel, Burnham & Lambert Trust REMIC-PAC,
           Series S, Class 2
           9.00%, 8/1/18                                      Aaa              464       465,016
--------------------------------------------------------------------------------------------
-----------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $712,419)                                                                        713,752
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------

                                                                           Face
                                                            Moody's       Amount
                                                            Ratings        (000)        Value
--------------------------------------------------------------------------------------------
-----------------
ASSET BACKED OBLIGATIONS (2.1%)
--------------------------------------------------------------------------------------------
-----------------
          Green Tree Financial Corp. Manufactured
           Housing Installment Sale Contracts:
           Series 1995-6, Class A3,
           6.65%, 9/15/26                                     Aaa        $     315   $   316,035
           Series 1993-4, Class B1,
           7.20%, 1/15/19                                    Baa3            1,043     1,032,893
          Merrill Lynch Home Equity Acceptance Trust,
           Series 1994-A, Class A-2
           6.438%, 7/17/22                                     A3              212       210,639
          Nationscredit Grantor Trust,
           Boat Retail Installment Sale Contracts,
           Series 1996-1, Class A
           5.85%, 9/15/11                                     Aaa              123       124,799
--------------------------------------------------------------------------------------------
-----------------
TOTAL ASSET BACKED OBLIGATIONS
  (Cost $1,705,021)                                                                    1,684,366
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
                                                                         Shares/Units
--------------------------------------------------------------------------------------------
-----------------
COMMON STOCKS (2.0%)
--------------------------------------------------------------------------------------------
-----------------
CABLE (0.0%)
          OpTel, Inc.                                                          250             3
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (0.0%)
      (1) Coinstar, Inc.                                                     4,196        25,701
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
   (1)(5) Westfed Holdings, Inc.
           Class B (acquired 9/20/88, $127)                                  4,223             0
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (1.5%)
   (1)(5) Dr. Pepper Bottling Holdings, Inc.
           Class A (acquired 10/21/88, cost $40,500)                        45,000     1,170,000
      (1) Specialty Foods Corp.                                             22,500         1,125
                                                                                     -----------
                GROUP TOTAL                                                            1,171,125
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (0.3%)
(1)(5)(6) CIC I Acquisition Corp. (acquired 10/18/89,
           cost $1,076,715)                                                  2,944       200,192
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
METALS & MINING (0.0%)
          Sheffield Steel Corp.                                              2,500        10,000
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
PACKAGING\CONTAINERS (0.0%)
      (1) Crown Packaging Enterprises Ltd.                                 100,848         1,008
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (0.1%)
      (1) Mail-Well, Inc.                                                    3,550        30,397
   (1)(3) Mail-Well, Inc.                                                    7,102        60,811
                                                                                     -----------
                GROUP TOTAL                                                               91,208
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
                                                                         Shares/Units    Value
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.0%)
--------------------------------------------------------------------------------------------
-----------------
      (1) Casino America Inc.                                                4,982   $    12,766
          Elsinore Corp.                                                     6,178         1,544
      (1) Motels of America, Inc.                                              250         4,250
                                                                                     -----------
                GROUP TOTAL                                                               18,560
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (0.1%)
          Intermedia Communications, Inc.                                      548        13,426
      (1) Pagemart Nationwide, Inc.                                          3,500        27,125
                                                                                     -----------
                GROUP TOTAL                                                               40,551
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL COMMON STOCKS
  (Cost $1,309,193)                                                                    1,558,348
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
PREFERRED STOCKS (4.6%)
--------------------------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.4%)
      (1) GPA Group plc 7% Second Preference Cum. Conv.                    650,000       344,500
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (0.9%)
          Granite Broadcasting Corp.
           12.75% Cum. Exchangeable                                             12        13,397
          Source Media Inc                                                   4,410        83,790
      (1) Spanish Broadcasting System, Inc.
           14.25% Cum. Exchangeable                                          6,110       614,055
                                                                                     -----------
                GROUP TOTAL                                                              711,242
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
CABLE (0.4%)
          Adelphia
           Communications Corp.
           13% Cum. Exchangeable, Series B                                   2,500       281,875
          NTL, Inc.
           13% Exchangeable                                                      1         1,119
                                                                                     -----------
                GROUP TOTAL                                                              282,994
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (0.0%)
          Renaissance Cosmetics, Inc.
           14% Cumulative                                                        4            39
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
(1)(5)(6) West Fed Holdings, Inc. Class A (acquired
           9/20/88-6/18/93, cost $1,203,480)                                14,246        14,246
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (0.8%)
      (1) SD Warren Co.
           14% Cum. Exchangeable, Series B                                  13,000       615,875
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------

                                                                         Shares/Units    Value
--------------------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (0.5%)
          Primedia, Inc.
           10% Cum. Exchangeable, Series D                                   3,500   $   363,124
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.2%)
          AmeriKing, Inc.
           13% Cum. Exchangable                                              6,055       163,485
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (1.4%)
          Intermedia Communications, Inc.
           7% Jr. Convertable, Series E                                     15,000       360,000
          NEXTLINK Communications, Inc.
           14% Cum. Exchangeable                                             7,376       435,184
          Nextel Communications, Inc.
           13% Exchangeable, Series D                                          282       309,352
                                                                                     -----------
                GROUP TOTAL                                                            1,104,536
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL PREFERRED STOCKS
  (Cost $4,014,175)                                                                    3,600,041
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
RIGHTS (0.0%)
--------------------------------------------------------------------------------------------
-----------------
      (1) Terex Corp. expiring 5/15/02
           (Cost $0)                                                         2,000        32,000
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
WARRANTS (1.2%)
--------------------------------------------------------------------------------------------
-----------------
      (1) Advanced Radio Telecommunications Corp.
           expiring 2/15/07                                                  3,750        20,175
      (1) American Telecasting, Inc.
           expiring 6/23/99                                                    350             0
      (1) Ampex Corp.
           expiring 3/15/03                                                  8,500         6,375
      (1) Australis Holdings Pty Ltd.
           expiring 10/30/01                                                   250             1
      (1) Australis Media Ltd.
           expiring 5/15/00                                                    225             1
      (1) Bell Technology Group
           expiring 5/1/05                                                     250             3
      (1) Boomtown, Inc.
           expiring 11/1/98                                                    500             5
      (1) CHC Helicopter Corp.
           expiring 12/15/00                                                 2,000         6,000
      (1) Casino America, Inc.
           expiring 5/3/01                                                     882             9
      (1) Central Bank of Nigeria
           expiring 5/15/99                                                    250             0
      (1) Chi Energy, Inc.:
           Series C, expiring 11/8/05                                        2,459         5,904
      (1) Chi Energy, Inc.:
           Series B, expiring 11/8/03                                        3,790         9,100
      (1) Concentric Network Corp.
           expiring 12/15/07                                                   250           625
      (1) Consolidated Hydro, Inc.
           expiring 12/31/03                                                 2,700             0
      (1) County Seat Stores, Inc.
           expiring 10/15/98                                                   500             5
      (1) Crown Packaging Holdings, Ltd.
           expiring 11/1/03                                                  1,000           500
                                                                         Shares/Units    Value
--------------------------------------------------------------------------------------------
-----------------
      (1) DIVA Systems Corp.
           expiring 5/15/06                                                    900   $   198,000
      (1) DTI Holdings
           expiring 3/1/08                                                   1,500         1,500
      (1) Dairy Mart Convenience Stores, Inc.
           expiring 12/1/01                                                  4,172         1,711
      (1) E. Spire Communications, Inc.
           expiring 11/1/05                                                  1,000       110,000
      (1) Elsinore Corp.
           expiring 10/8/98                                                  5,329             0
      (1) Golden Ocean Group, Ltd.
           expiring 8/31/01                                                    342         1,539
      (1) Great American Cookie Co.
           expiring 1/30/00                                                     90           900
      (1) Hemmeter Enterprises, Inc.
           expiring 12/15/99                                                 3,000             0
      (1) IntelCom Group, Inc.
           expiring 9/1/05                                                   1,155        17,325
      (1) Interact Systems, Inc.
           expiring 8/1/03                                                     400             0
      (1) Intermedia Communications, Inc.
           expiring 6/1/00                                                     300        31,137
      (1) Mentus Media Corp.
           expiring 2/1/08                                                     974             0
      (1) Mentus Media Corp.
           expiring 2/1/08                                                      60             1
      (1) McCaw International Ltd.
           expiring 4/15/07                                                    750         3,750
      (1) NEXTLINK Communications, Inc.
           expiring 2/1/09                                                   6,000             0
      (1) Nextel Communications, Inc.
           expiring 4/25/99                                                    500             5
      (1) Orion Network Systems, Inc
           expiring 1/31/07                                                    250         2,750
      (1) Price Communications Corp.
           expiring 8/1/07                                                   1,204        12,040
      (1) SD Warren Co.
           expiring 12/15/06                                                 8,000        40,000
      (1) Signature Brands Ltd.
           expiring 8/15/02                                                    500             0
      (1) Source Media, Inc.
           expiring 11/1/07                                                  2,235        17,321
      (1) Spanish Broadcasting System
           expiring 6/30/99                                                    500       245,000
   (1)(3) Spanish Broadcasting Systems
           expiring 6/30/99                                                    500       105,000
      (1) Star Choice Communications, Inc.
           expiring 12/15/05                                                 4,632         5,314
      (1) USN Communications, Inc.
           expiring 10/15/04                                                 3,050         5,887
      (1) United International Holdings
           expiring 11/15/99                                                   600         3,000
      (1) Verio, Inc.
           expiring 6/15/04                                                  3,200        96,000
      (1) Wright Medical Technology
           expiring 6/30/03                                                    206        13,381
                                                                                     -----------
                GROUP TOTAL                                                              960,264
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL WARRANTS
  (Cost $869,639)                                                                        960,264
                                                                                     -----------
--------------------------------------------------------------------------------------------
-----------------

                                                                                Face
                                                            Moody's            Amount
                                                            Ratings            (000)             Value
--------------------------------------------------------------------------------------------
-----------------
SHORT-TERM INVESTMENTS (3.1%)
          FHLB DISCOUNT NOTE
           Zero Coupon, 10/1/98 (Cost $2,439,000)             N/R        $            2,439   $ 2,439,000
                                                                                              -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL DOMESTIC SECURITIES
  (Cost $66,840,111)                                                                           63,790,499
                                                                                              -----------
--------------------------------------------------------------------------------------------
-----------------
FOREIGN SECURITIES (17.6%)
--------------------------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (1.9%)
--------------------------------------------------------------------------------------------
-----------------
ARGENTINA (0.1%)
          Cia Internacional Telecomunicacoes S.A.
           Sr. Notes
           10.375%, 8/1/04                                    N/R             ARP       145        73,236
                                                                                              -----------
--------------------------------------------------------------------------------------------
-----------------
BRAZIL (0.8%)
      (7) Cia. Petroleo Ipiranga S.A.
           Sr. Unsub. Notes
           10.625%, 2/25/02                                   N/R             USD       600       483,683
          Petroleo Brasileiro S.A.
           Debentures
           8.25%, 4/6/01                                       B2             USD       220       171,600
                                                                                              -----------
                GROUP TOTAL                                                                       655,283
                                                                                              -----------
--------------------------------------------------------------------------------------------
-----------------
MEXICO (0.0%)
      (3) Petroleos Mexicanos S.A.
           Daily Adjusted Yield Securities
           8.656%, 7/15/05                                    Ba2             USD        20        17,350
                                                                                              -----------
--------------------------------------------------------------------------------------------
-----------------
RUSSIA (1.0%)
   (3)(8) AO Sibneft
           Loan Participation Notes
           9.688%, 8/15/00                                    N/R             USD     1,675       749,563
                                                                                              -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $2,691,717)                                                                             1,495,432
                                                                                              -----------
--------------------------------------------------------------------------------------------
-----------------
GOVERNMENT OBLIGATIONS (15.7%)
--------------------------------------------------------------------------------------------
-----------------
ALGERIA (0.4%)
          Republic of Algeria:
           Loan Participation Agreements:
           6.25%, 5/4/00                                      N/R             USD    28,036       149,934
           6.06%, 3/4/00                                      N/R             USD       235       171,550
                                                                                              -----------
                GROUP TOTAL                                                                       321,484
                                                                                              -----------
--------------------------------------------------------------------------------------------
-----------------
ARGENTINA (3.8%)
          Republic of Argentina:
           Debentures
           9.75%, 9/19/27                                     Ba3             USD       370       301,550
      (8)  6.188%, 3/31/05                                    Ba3             USD     1,563     1,265,087
      (7)  Secured Par Bonds, Series L-GP
           5.75%, 3/31/23                                     Ba3             USD     2,110     1,421,613
                                                                                              -----------
                GROUP TOTAL                                                                     2,988,250
                                                                                              -----------
--------------------------------------------------------------------------------------------

                                                                                Face
                                                            Moody's            Amount
                                                            Ratings            (000)             Value
--------------------------------------------------------------------------------------------
-----------------
-----------------
BRAZIL (2.4%)
   (3)(8) Banco Nacional de Desenvolvimento Economico e
           Social
           Notes
           10.30%, 6/16/08                                     B2        $              150   $   103,500
          Federal Republic of Brazil:
   (3)(8)  MYDFA Trust Certificates
           6.25%, 9/15/07                                     N/R             USD       909       483,059
      (7)  Par Bonds Series Z-L
           5.25%, 4/15/24                                      B2             USD       550       319,000
      (8)  Eligible Interest Bonds
           6.625%, 4/15/06                                     B2             USD     1,688       993,692
                                                                                              -----------
                GROUP TOTAL                                                                     1,899,251
                                                                                              -----------
--------------------------------------------------------------------------------------------
-----------------
BULGARIA (1.4%)
   (3)(7) Republic of Bulgaria:
           Front Loaded Interest Reduction Bond, Series
           A
           2.50%, 7/28/12                                      B2             USD       250       114,375
      (8)  Discount Bonds, Series A
           6.688%, 7/28/24                                     B2             USD     1,550       988,125
                                                                                              -----------
                GROUP TOTAL                                                                     1,102,500
                                                                                              -----------
--------------------------------------------------------------------------------------------
-----------------
COLOMBIA (0.7%)
          Republic of Colombia:
           Notes
           8.625%, 4/1/08                                    Baa3             USD       340       238,850
      (8)  Yankee Notes
           8.82%, 8/13/05                                    Baa3             USD       335       290,613
                                                                                              -----------
                GROUP TOTAL                                                                       529,463
                                                                                              -----------
--------------------------------------------------------------------------------------------
-----------------
ECUADOR (0.5%)
      (7) Republic of Ecuador
           Par Bonds
           3.50%, 2/28/25                                      B3             USD     1,025       417,688
                                                                                              -----------
--------------------------------------------------------------------------------------------
-----------------
GREECE (0.3%)
          Hellenic Republic
           Bonds
           7.50%, 5/20/13                                     N/R             GRD    85,500       288,873
                                                                                              -----------
--------------------------------------------------------------------------------------------
-----------------
IVORY COAST (0.5%)
      (7) Republic of the Ivory Coast
           Past Due Interest Bonds
           2.00%, 3/29/18                                     N/R             USD     1,320       361,416
                                                                                              -----------
--------------------------------------------------------------------------------------------
-----------------
MEXICO (3.9%)
          United Mexican States:
           Global Bonds
           11.50%, 5/15/26                                    Ba2             USD       240       236,400
      (8)  Discount Bonds, Series C
           6.617%, 12/31/19                                   Ba2             USD       500       391,875
           Secured Par Bonds, Series W-A,
           6.25%, 12/31/19                                    Ba2             USD     2,730     1,886,588
           Secured Par Bonds, Series W-B,
           6.25%, 12/31/19                                    Ba2             USD       770       532,115
                                                                                              -----------
                GROUP TOTAL                                                                     3,046,978
                                                                                              -----------
--------------------------------------------------------------------------------------------
-----------------

                                                                                Face
                                                            Moody's            Amount
                                                            Ratings            (000)             Value
--------------------------------------------------------------------------------------------
-----------------
NIGERIA (0.2%)
          Central Bank of Nigeria
           Par Bonds
           6.25%, 11/15/20                                    N/R             USD       250   $   142,500
                                                                                              -----------
--------------------------------------------------------------------------------------------
-----------------
PANAMA (0.3%)
      (7) Republic of Panama
           Interest Reduction Bonds
           4.00%, 7/17/14                                     Ba1             USD       335       236,175
                                                                                              -----------
--------------------------------------------------------------------------------------------
-----------------
POLAND (1.1%)
          Republic of Poland:
      (7)  Par Bonds
           3.00%, 10/27/24                                   Baa3             USD     1,020       668,100
      (7)  Past Due Interest Bonds
           4.00%, 10/27/14                                   Baa3             USD       250       215,625
                                                                                              -----------
                GROUP TOTAL                                                                       883,725
                                                                                              -----------
--------------------------------------------------------------------------------------------
-----------------
TURKEY (0.2%)
          Republic of Turkey
           Treasury Bills
           Zero Coupon, 1/13/99                               N/R            TRL 57,000,000       160,129
                                                                                              -----------
--------------------------------------------------------------------------------------------
-----------------

                                                                                                 Value
--------------------------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT OBLIGATIONS
  (Cost $13,473,459)                                                                          $12,378,432
                                                                                              -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL FOREIGN SECURITIES
  (Cost $16,165,176)                                                                           13,873,864
                                                                                              -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL INVESTMENTS (98.4%)
  (Cost $83,005,287)                                                                           77,664,363
                                                                                              -----------
--------------------------------------------------------------------------------------------
-----------------
LIABILITIES IN EXCESS OF OTHER
ASSETS (1.6%)
                                                                                                1,248,969
                                                                                              -----------
--------------------------------------------------------------------------------------------
-----------------
NET ASSETS (100%)
          Applicable to 8,454,140 issued and outstanding $.001 par value shares (authorized
           100,000,000 shares)                                                                $78,913,332
                                                                                              -----------
                                                                                              -----------
--------------------------------------------------------------------------------------------
-----------------
N/R--Not Rated.
PAC--Planned Amortization Class.
REMIC--Real Estate Mortgage Investment Conduit.
STRIPS--Separate Trading of Registered Interest and Principal Securities.
TBA--Security is subject to delayed delivery.
 (1)  Non-income producing security.
 (2)  Defaulted security.
 (3)  144A Security. Certain conditions for public sale may exist.
 (4)  Payment-in-kind bond. Market value includes accrued interest.
 (5)  Restricted as to private and public resale. Total cost of restricted securities at September 30,
      1998 aggregated $2,320,822. Total market value of restricted securities owned at September 30, 1998 was $1,384,438 or 1.75% of net assets.
 (6)  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.
 (7)  Step Bond--Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter. Maturity date disclosed is the ultimate maturity.
 (8)  Floating Rate--The interest rate changes on these instruments based upon a designated base rate.
      The rates shown are those in effect at September 30, 1998.

DESCRIPTION OF DIVIDEND REINVESTMENT
AND CASH PURCHASE PLAN
---------

Pursuant to the BEA Strategic Global Income Fund, Inc.'s (the "Fund") Dividend Reinvestment and Cash Purchase Plan (the "Plan"), shareholders may elect to have all dividends and distributions, net of any U.S. withholding tax, automatically reinvested in additional shares of the Fund by The Chase Manhattan Bank, as the plan agent (the "Plan Agent"). Shareholders who do not make this election will receive all dividends and distributions in cash, net of any applicable U.S. withholding tax, paid in dollars by check mailed directly to the shareholder by the Plan Agent, as dividend-paying agent. Shareholders who do not wish to have dividends and distributions automatically reinvested should notify the Plan Agent for the Fund, at Dividend Reinvestment Department -- Retail, 4 New York Plaza, New York, NY 10004. A shareholder whose shares are held by a broker or nominee that does not provide a dividend reinvestment program may be required to have his shares registered in his own name to participate in the Plan. Investors who own shares of the Fund's common stock registered in street name should contact the broker or nominee for details concerning participation in the Plan.

    Certain distributions of cash attributable to (a) some of the dividends and interest amounts paid to the Fund and (b) certain capital gains earned by the Fund that are derived from securities of certain foreign issuers are subject to taxes payable by the Fund at the time amounts are remitted. Such taxes, if any, will be borne by the Fund and allocated to all shareholders in proportion to their interests in the Fund.

    The Plan Agent serves as agent for the shareholders in administering the Plan. If the Board of Directors of the Fund declares an income dividend or a capital gains distribution payable either in the Fund's common stock or in cash, as shareholders may have elected, nonparticipants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of the Fund valued at the lower of market price or net asset value as determined at the time of purchase (generally on the payable date of the dividend) as set forth below. Whenever market price is equal to or exceeds net asset value at the time shares are valued for the purpose of determining the number of shares equivalent to the cash dividend or distribution, participants will be issued shares of the Fund at a price equal to net asset value but not less than 95% of the then current market price of the Fund shares. The Fund will not issue shares under the Plan below net asset value. If net asset value determined as at the time of purchase exceeds the market price of Fund shares at such time, or if the Fund should declare a dividend or other distribution payable only in cash (i.e., if the Board of Directors should preclude reinvestment at net asset value), the Agent will, as agent for the participants, endeavor to buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, on behalf of all participants, and will allocate to you your pro rata portion based on the average price paid (including brokerage commissions) for all shares purchased. Shares acquired on behalf of participants in the open market will be purchased at the prevailing market price. Fractions of a share allocated to you will be computed to four decimal places. If, before the Agent has completed its purchases, the market price exceeds the net asset value of a Fund share, the average per share purchase price paid by the Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.

    For all purposes of the Plan: (a) the market price of the Fund's common stock on a dividend payment date shall be the last sale price on the New York Stock Exchange on that date, or, if there is no such sale, then the mean between the closing bid and asked quotations for such stock, and (b) net asset value per share of the Fund's common stock on a particular date shall be as determined by or on behalf of the Fund.

    Participants in the Plan have the option of making additional cash payments to the Plan Agent, monthly, in any amount from $100 to $1,000, for investment in the Fund's common stock. Shareholders should be aware that cash contributions will be used to purchase shares of the Fund in the open market regardless of whether such shares are selling above, at or below the market price that reflects a premium to the Fund's net asset value.

    Cash contributions should be in the form of a check or money order and made payable in U.S. dollars and directed to The Chase Manhattan Bank, Dividend Reinvestment Department -- Retail, 4 New York Plaza, New York, NY 10004. Deliveries to any other address do not constitute valid delivery.

    A detachable form for use in making voluntary cash payments will be attached to each Dividend Reinvestment Plan statement you receive. The same amount of money need not be sent each month and there is no obligation to make an optional cash payment each month.

    Payments received by the Agent will be used to purchase stock under the Plan. Prior to such purchase of stock by the Agent, no interest will be paid on such funds sent to the Agent. Therefore, voluntary cash payments should be sent to reach the Agent shortly (but at least five business days) before the dividend payment date. Voluntary cash payments received after the five business day deadline will be invested by the Agent on the next succeeding dividend payment date. Dividend payment dates are expected to be the 15th (or next business day) of each month.

    You may obtain a refund of any voluntary payment if a request for such a refund is received in writing by the Agent not less than 48 hours before the next succeeding dividend payment.

    There is no charge to participants for reinvesting dividends or capital gains distributions. The Agent's fees for the handling of reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Agent's open market purchases in connection with the reinvestment of dividends, capital gains distributions, or voluntary cash payments.

    Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions because the Agent will be purchasing stock for all participants in blocks and pro rating the lower commissions thus attainable.

    The receipt of dividends and distributions in stock under the Plan will not relieve participants of any income tax (including withholding tax) that may be payable on such dividends and distributions.

    While the Fund presently intends to continue the Plan indefinitely, experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the change sent to all shareholders of the Fund at least 30 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by the Agent by at least 30 days' written notice to all shareholders of the Fund.

    Any notices, questions or other correspondence regarding the Plan should be addressed to The Chase Manhattan Bank, Customer Service Department, 4 New York Plaza, New York, NY 10004. Be sure to include a reference to BEA Strategic Global Income Fund, Inc. or you may call (800) 428-8890.